Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Cumulative net losses	$ (120,857,000)		$ (120,857,000)		$ (116,274,661)	$ (109,661,406)
Operating expenses	3,060,000	$ 2,507,000	6,765,000	$ 4,667,000	9,322,204	10,643,258
Restricted cash	107,000		107,000		50,000	50,000
Accounts receivable	87,000		87,000		95,063	96,092
Patent rights							$ 70,567
Short-term deferred revenue	438,000		438,000		1,750,000	1,187,500
Long-term deferred revenue	510,000		510,000		729,167	1,604,167
Uncertain tax positions					$ 0	0
Number of open tax years					3 years
Reduction to research and development expense	$ 87,000,000	$ 82,000,000	$ 469,000,000	$ 195,000,000
Minimum
Significant Accounting Policies [Line Items]
Open tax year					2011
Maximum
Significant Accounting Policies [Line Items]
Open tax year					2014
Patents
Significant Accounting Policies [Line Items]
Intangible assets amortization period					20 years, or life of the patent whichever is shorter
Amortization of intangible assets					$ 883	3,528
Accumulated amortization intangible assets					17,348
Intangible assets written off to amortization expense					$ 53,219
Computer equipment
Significant Accounting Policies [Line Items]
Estimated useful lives					3 years
Laboratory and office equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives					3 years
Laboratory and office equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives					7 years
Furniture | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives					3 years
Furniture | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives					7 years
Leasehold improvements | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives					3 years
Leasehold improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives					7 years
Pfizer Inc
Significant Accounting Policies [Line Items]
Accounts receivable					$ 79,857
ISU Abxis
Significant Accounting Policies [Line Items]
Accounts receivable					15,206
Third Parties
Significant Accounting Policies [Line Items]
Operating expenses					$ 381,465	$ 175,713